Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of exploration and evaluation, property, plant and equipment and goodwill
B.4	Impairment of exploration and evaluation, property, plant and equipment and goodwill
Exploration and evaluation
Impairment testing
The recoverability of the carrying amount of exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively sale of the respective AOI.
Each AOI is reviewed half-yearly to determine whether economic quantities of hydrocarbons have been found, or whether further exploration and evaluation work is underway or planned to support continued carry forward of capitalised costs. Where a potential impairment is indicated for an AOI, an assessment is performed using a fair value less costs to dispose (FVLCD) method to determine its recoverable amount. Upon approval for commercial development, exploration and evaluation assets are assessed for impairment before they are transferred to property, plant and equipment.
Impairment calculations
If the carrying amount of an AOI exceeds its recoverable amount, the AOI is written down to its recoverable amount and an impairment loss is recognised in the consolidated income statement.

Property, plant and equipment
Impairment testing
The carrying amounts of property, plant and equipment are assessed half-yearly to determine whether there is an indicator of impairment or impairment reversal for those assets which have previously been impaired. Indicators of impairment and impairment reversals include changes in reserves for oil and gas assets, expected future sales prices or costs.
Property, plant and equipment are assessed for impairment indicators and impairments on a cash-generating unit (CGU) basis. CGUs are determined as offshore and onshore facilities, infrastructure and associated oil and/or gas fields and new energy assets.
If there is an indicator of impairment or impairment reversal for a CGU, its recoverable amount is calculated and compared with the CGU’s carrying value (refer to impairment calculations below).
Goodwill
For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (CGUs) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Goodwill is tested for impairment at least annually and more frequently if events or changes in circumstances indicate that it might be impaired. Impairment of goodwill is determined by assessing the recoverable amount of each CGU to which the goodwill relates and comparing it with its carrying value which includes deferred taxes (refer to impairment calculations below and Note B.5).
When part of an operation is disposed of, any goodwill associated with the disposed operation is included in the carrying amount of the operation in determining the gain or loss on disposal.
Goodwill and property, plant and equipment impairment calculations
The recoverable amount of an asset or CGU is determined as the higher of its value in use (VIU) and FVLCD.
VIU is determined by estimating future cash flows after taking into account the risks specific to the asset and discounting these to present value using an appropriate discount rate.
FVLCD is the price that would be received to sell the asset in an orderly transaction between market participants and does not reflect the effects of factors that may be specific to the Group. In determining FVLCD, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model, such as discounted cash flow techniques, is applied on a post-tax
basis using an appropriate discount rate and estimates are made about the assumptions market participants would use when pricing the asset or CGU.
If the carrying amount of an asset or CGU, including any allocated goodwill, exceeds its recoverable amount, the asset or CGU is written down to its recoverable amount and an impairment loss is recognised in the consolidated income statement. Any impairment losses are first allocated to reduce the carrying amount of any goodwill allocated, with the remaining impairment losses allocated to the relevant assets.
If the recoverable amount of an asset or CGU exceeds its carrying amount, and that asset has previously been impaired, the impairment is reversed. The carrying amount of the asset or CGU is increased to its recoverable amount, but only to the extent that the carrying amount does not exceed the value that would have been determined, net of depreciation or amortisation, if no impairment had been recognised. Impairments of goodwill are not reversed.
For the year ended 31 December 2024
Goodwill allocation
The acquisition of OCI Ammonia Holding B.V. and its Beaumont New Ammonia project was completed on 30 September 2024 and accounted for as a business combination (refer to Note B.5). The purchase consideration represents the fair value of assets and liabilities acquired and goodwill arose from the business combination totalling

$
169
 million.
The Group performed its annual goodwill impairment test
as at 31 December 2024. The carrying amount of goodwill allocated to each CGU, or groups of CGUs
,
and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount	Excess of recoverable amount over CGU carrying amount 1
		US$m	US$m
Australia	Pluto-Scarborough 2	2,445	4,514
Australia	NWS Gas	442	1,612
International	Atlantis	522	98
New energy/Corporate	Beaumont New Ammonia 3	169	-
International	Other goodwill	288	879
Total		3,866

1.	Amounts are with reference to the total CGU value including goodwill.
2.	A portion of the goodwill allocated to Pluto-Scarborough was disposed of due to the sell-down to LNG Japan and JERA (refer to Note B.8).
3.	Represents goodwill acquired through business combination. Refer to Note B.5 for further details.
Other goodwill of $
288
 million (2023: $
288
million) has been allocated across a number of CGUs within the International segment. This represents less than
1
%
of net
assets
as at 31 December 2024.

Impairment and impairment reversals
No impairment or impairment reversal was recognised in the current year.
Recoverable amounts have been determined using the FVLCD method using discounted cash flow projections, classified as Level 3 on the fair value hierarchy. The carrying amount of each CGU includes all assets allocated to the respective CGU. Refer to key estimates and judgements for further details.
Sensitivity analysis for CGUs with goodwill
Recoverable amount valuations are sensitive to changes in certain key accounting estimates and judgements (refer to key estimates and judgements for further details). Reasonably possible changes to these key assumptions are set out below:

•	Post-tax discount rate – plus or minus 1% (representing a change of 100 basis points)
•	Commodity pricing – plus or minus 10%
•	Foreign exchange (FX) rate – plus or minus 10%
•	Production volumes – plus or minus 4%

The valuations of CGUs with goodwill are most sensitive to changes in commodity prices and discount rates. Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

CGU	Decrease in commodity price 1		Increase in post-tax discount rate
	% change		(absolute terms)
Pluto-Scarborough	N/A	2	N/A	2
NWS Gas	N/A	2	N/A	2
Atlantis	(1.5%)		0.5%
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $4/bbl) applies to Atlantis.
2.	Management considers there to be no reasonably possible change in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.
A change in any of the above assumptions would have an impact on other assumptions which when considered together may offset. This does not incorporate decisions management may take in order to mitigate the change in assumptions. Management considers there to be no reasonably possible changes in production volumes or foreign exchange rates that would, in isolation, result in the estimated recoverable amount being equal to the carrying amount. Analysis of key assumptions which could result in the carrying value to equal the recoverable value provides a basis to assess the magnitude of a reasonably possible change to the carrying amounts of respective CGUs.
For the year ended 31 December 2023
Goodwill allocation
The Group performed its annual goodwill impairment test as at 31 December 2023.
The carrying amount of goodwill allocated to each CGU, or groups of CGUs, and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount	Excess of recoverable amount over CGU carrying amount 1
		US$m	US$m
Australia	Pluto-Scarborough 2	2,743	3,051
Australia	NWS Gas	442	784
International	Atlantis	522	338
International	Other goodwill	288	1,176
		3,995

1.	Amounts are with reference to the total CGU value including goodwill.
2.	A portion of the goodwill allocated to Pluto-Scarborough was transferred to assets held for sale (refer to Note B.8).
Other goodwill of $
288
 million (2022: $
283
million) has been allocated across a number of CGUs
within
the International segment. This represents less than
1
%
of net assets as at 31 December 2023.
Recognised impairment and impairment reversals

As at 31 December 2023, the Group assessed each AOI and CGU to determine whether an indicator of impairment or impairment reversal existed. The Group identified the following indicators of impairment on CGUs where an impairment loss has been recognised:

CGU	Description	Indicator of impairment
Pyrenees	Oil asset consisting of a floating production storage and offloading (FPSO) facility off the north-west coast of Western Australia.	Reduction in future production volumes, reflecting a lower-than-expected outcome of drilling activities.

Shenzi	Conventional oil and gas field developed through a tension leg platform (TLP) located in the United States.	Reduction in future production volumes, reflecting lower-than-expected performance of infill sidetracks and performance of the Shenzi North development following start-up.

Wheatstone	LNG processing facility in Western Australia, comprising an offshore production platform and two onshore LNG processing trains, a domestic gas plant and associated infrastructure.	Updated short-term price assumptions (in particular the Japan/Korea Marker (JKM)).

An impairment was recognised in the profit and loss, refer to Note A.1. The results were as follows:

			Impairment loss
			Intangible assets	Property, plant and equipment
Segment	CGU	Recoverable amount US$m	Goodwill US$m	Land and buildings US$m	Oil and gas properties 1 US$m	Projects in development US$m	Other plant and equipment 1 US$m	Total US$m
Australia	Pyrenees	159	-	-	68	-	-	68
Australia	Wheatstone	2,418	-	64	391	11	-	466
International	Shenzi	1,862	477	-	589	317	-	1,383

1.
Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.

For

CGUs where goodwill has been allocated, with the exception of Shenzi, no impairment was recognised as the recoverable amount exceeds the carrying amount of the CGU.
Recoverable amounts have been determined using the FVLCD method using discounted cash flow projections, classified as Level 3 on the fair value hierarchy. The carrying amount of each CGU includes all assets allocated to the respective CGU. Refer to key estimates and judgements for further details.
Sensitivity analysis
Recoverable amount valuations are sensitive to changes in certain key accounting estimates and judgements (refer to key estimates and judgements for further details). Reasonably possible changes to these key assumptions are set out below:

•	Post-tax discount rate – plus or minus 1% (representing a change of 100 basis points)
•	Commodity pricing – plus or minus 10%
•	Foreign exchange (FX) rate – plus or minus 12%
•	Production volumes – plus or minus 4%
Management’s analysis on the impact of reasonably possible changes to these assumptions on recoverable amounts is detailed below.
CGUs with impairment or impairment reversals
Changes in the following key assumptions have been estimated to result in a higher or lower carrying amount
1
than what was determined as at 31 December 2023:

Sensitivity (US$m) 2

CGU	Discount rate increase 3	Discount rate decrease 3	Commodity price increase 3	Commodity price decrease 3	FX increase 3	FX decrease 3	Production increase 3	Production decrease 3

Shenzi	(67)	71	359	(359)	N/A	N/A	47	(46)

Wheatstone	(88)	94	431	(370)	(36)	87	90	(42)

1.	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation, that would have been recognised had no impairment taken place.
2.	The sensitivities represent the reasonably possible changes to discount rate, commodity price, FX and production volumes assumptions.
3.
The relationship between the discount rate, commodity price, FX and production and the carrying amount is non-linear
in certain circumstances which may include fixed costs impacts as well as economic cut
-
off
modelling. As such, sensitivities are unlikely to result in a symmetrical impact and should not be interpreted in isolation.

A change in any of the above assumptions would likely have an impact on other assumptions which, when considered together, may offset. This does not incorporate decisions management may take in order to mitigate the change in assumptions.

CGUs with goodwill
The valuation of CGUs with goodwill are most sensitive to changes in commodity prices and discount rates. Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

CGU	Decrease in commodity price 1		Post-tax discount rate
	% change		(absolute terms)
Pluto-Scarborough	N/A	2	N/A	2
NWS Gas	N/A	2	N/A	2
Atlantis	(5%	)	N/A	2
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $3/bbl) applies to Atlantis.
2.	Management considers there to be no reasonably possible change in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.
A change in any of the above assumptions
would
have an impact on other assumptions which when considered together may offset. This does not incorporate decisions management may take in order to mitigate the change in assumptions. Management considers there to be no reasonably possible changes in production volumes, carbon prices or foreign exchange rates that would, in isolation, result in the estimated recoverable amount being equal to the carrying amount. Analysis of key assumptions which could result in the carrying value to equal the recoverable value provides a basis to assess the magnitude of a reasonably possible change to the carrying amounts of respective CGUs.

Key estimates and judgements
(a) CGU determination
Identification of a CGU requires management judgement. Management has determined CGUs based on the smallest group of assets that generate significant cash inflows that are independent from other assets or groups of assets.
(b) Allocation of goodwill
Judgement is required in the allocation of goodwill from the acquisition of BHP Petroleum International Ltd to the Group’s CGUs that are expected to benefit from the synergies of the business combination.
(c) Recoverable amount calculation key assumptions
In determining the recoverable amount of CGUs, estimates are made regarding the present value of future cash flows when determining the FVLCD. These estimates require significant management judgement and are subject to risk and uncertainty, and hence changes in economic conditions can also affect the assumptions used and the rates used to discount future cash flow estimates.
The basis for each estimate used to determine recoverable amounts as at 31 December 2024 and 31 December 2023 is set out below:

•
Resource estimates – 2P and a portion of 2C reserves (where applicable) for oil and gas properties. The reserves are as disclosed in the Reserves and Resources Statement in the 31 December 2024 and 31 December 2023 Annual Reports.

•	Inflation rate – an inflation rate of 2.0% (2023: 2.0%) has been applied for US based assets and 2.3% (2023: 2.5%) for Australian based assets.
•	Foreign exchange rates – a rate of $ 0.75 (2023: $ 0.75 ) US$:AU$ is based on management’s view of long-term exchange rates.
•	Discount rates – a range of post-tax discount rates between 8.5 % and 9.5% (2023: 8.5 % and 10.5%) for CGUs has been applied. The discount rate reflects an assessment of the risks specific to the asset.
•
Carbon pricing – a long-term price of US$
80
/
tonne (
2024 real terms) of emissions (
2023:
US$
80
/
tonne
 (
2022
real terms))
is based on management’s assumptions on carbon cost pricing and incorporates an evaluation of climate risk. This is applicable to Australian emissions that exceed facility-specific baselines in accordance with Australian regulations, as well as global emissions that exceed voluntary corporate net emissions targets. Woodside continues to monitor the uncertainty around climate change risks and will revise carbon pricing assumptions accordingly. Refer to the
Climate change and energy transition section within the basis of preparation for further information.

•
LNG price – the majority of LNG sales contracts are linked to an oil price marker and therefore dependent on oil price assumptions. LNG sold into spot markets is typically based on a gas-hub
linked price (for example the Title Transfer Facility (TTF) or JKM) and therefore these pricing assumptions are also of relevance in forecasting future revenues.

•
Brent oil prices – derived from long-term views of global supply and demand, building upon past experience of the industry and consistent with external sources. Prices are adjusted for premiums and discounts based on the nature and quality of the product. Brent oil price estimates have considered the risk of climate policies along with other factors such as industry investment and cost trends. There is significant uncertainty around how society will respond to the climate challenge; Woodside’s pricing assumptions reflect a ‘best estimate’ scenario in which global governments pursue decarbonisation goals as well as other goals such as energy security and economic development. As with carbon pricing, Woodside continues to monitor this uncertainty and will revise its oil pricing assumptions accordingly in its transition to a lower carbon economy. Further information on climate change risk is provided in the Climate change and energy transition section within the basis of preparation. The nominal Brent oil prices (US$/bbl) used for the year ended 31 December 2024 were:

	2025	2026	2027	2028	2029	2030
31 December 2024 1	80	82	83	84	86	88

31 December 2023 2	80	76	77	79	80	82

1. Long-term oil prices are based on US$
78
/bbl (202
4
 real terms) from
2027
and prices are escalated at
2.0
% onwards.
2. Long-term oil prices are based on US$
70
/bbl (2022 real terms) from
2026
and prices are escalated at
2.0
% onwards.

The nominal Brent oil prices (US$/bbl) used for the year ended 31 December 202 3 were:

	2024	2025	2026	2027	2028	2029
31 December 2023 3	82	80	76	77	79	80

31 December 2022 4	78	74	76	77	79	80

3. Long-term oil prices are based on US$
70
/bbl (2022 real terms) from 2026 and prices are escalated at
2.0
% onwards.
4. Long-term oil prices are based on US$
70
/bbl (2022 real terms) from 2025 and prices are escalated at
2.0
%
on-wards.